UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03326

Morgan Stanley U.S. Government Money Market Trust

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)	The Report to shareholders is attached herewith.

TABLE OF CONTENTS

Morgan Stanley U.S. Government Money Market Trust R - DWGXX

Morgan Stanley U.S. Government Money Market Trust S - DGEXX

Morgan Stanley U.S. Government Money Market Trust

Class R  DWGXX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about Morgan Stanley U.S. Government Money Market Trust for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$37	0.36%

Key Fund Statistics

Total Net Assets	$1,138,962,377
# of Portfolio Holdings	212
Total Advisory Fees Paid	$1,765,243

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.8%
U.S. Treasury Securities	40.8%
Repurchase Agreements	44.4%

Maturity Schedule (% of total investments)

Value	Value
121 + Days	14.9%
91 - 120 Days	4.0%
61 - 90 Days	4.7%
31 - 60 Days	8.9%
1 - 30 Days	67.5%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

DWGXX -TSR-AR

Morgan Stanley U.S. Government Money Market Trust

Class S  DGEXX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about Morgan Stanley U.S. Government Money Market Trust for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$37	0.36%

Key Fund Statistics

Total Net Assets	$1,138,962,377
# of Portfolio Holdings	212
Total Advisory Fees Paid	$1,765,243

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.8%
U.S. Treasury Securities	40.8%
Repurchase Agreements	44.4%

Maturity Schedule (% of total investments)

Value	Value
121 + Days	14.9%
91 - 120 Days	4.0%
61 - 90 Days	4.7%
31 - 60 Days	8.9%
1 - 30 Days	67.5%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

DGEXX -TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer and Principal Financial Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by the report. The new Fund policy is substantially similar to the superseded Fund policy but now has an expanded scope that applies to 1940 Act Fund families. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report..

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended January 31, 2025 and January 31, 2026 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2026

	Registrant		Covered Entities(1)
Audit Fees	$39,488		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$—	(5)
Total Non-Audit Fees	$—			$—
Total	$39,488			$—

2025

	Registrant		Covered Entities(1)
Audit Fees	$39,488		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$—	(5)
Total Non-Audit Fees	$—			$—
Total	$39,488			$—

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2)  No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see the schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley U.S. Government
Money Market Trust

Annual Financial Statements and Additional Information

January 31, 2026

Morgan Stanley U.S. Government Money Market Trust

Table of Contents (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments	3
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	22
Report of Independent Registered Public Accounting Firm	24
Federal Tax Notice	25

Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

There is no assurance that a mutual fund will achieve its investment objective. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund and you should not expect that the sponsor will provide financial support to the Fund at any time.

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  January 31, 2026

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (44.9%)
$140,000	ABN Amro Securities LLC, (Interest in $550,000,000 joint repurchase agreement, 3.68% dated 01/30/26 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $550,168,667 on 02/02/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 06/20/55; valued at $566,288,251)	3.68%	02/02/26	$140,000,000
190,000	Bank of America Securities, Inc., (dated 01/30/26; proceeds $190,058,108; fully collateralized by various U.S. Government agency securities, 3.50% - 6.50% due 06/20/50 - 10/20/65; valued at $195,700,000)	3.67	02/02/26	190,000,000
140,000	BNP Paribas SA, (Interest in $550,000,000 joint repurchase agreement, 3.67% dated 01/30/26 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,168,208 on 02/02/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 09/20/75; valued at $566,387,084)	3.67	02/02/26	140,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  January 31, 2026 continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$41,000	Wells Fargo Securities LLC, (Interest in $3,400,000,000 joint repurchase agreement, 3.67% dated 01/30/26 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $3,401,039,833 on 02/02/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 01/20/56; valued at $3,502,000,000)	3.67%		02/02/26	$41,000,000
	Total Repurchase Agreements (Cost $ 511,000,000)				511,000,000
			DEMAND DATE (a)	MATURITY DATE (b)
	U.S. Treasury Securities (41.2%)
	U.S. Treasury Bill
4,000	(c)	3.53	—	01/21/27	3,866,816
1,000	(c)	3.55	—	12/24/26	969,215
4,000	(c)	3.61	—	06/25/26	3,944,440
7,000	(c)	3.61	—	07/02/26	6,897,917
9,000	(c)	3.61	—	07/16/26	8,856,742
9,000	(c)	3.63	—	07/23/26	8,849,520
9,000	(c)	3.64	—	07/30/26	8,843,001
1,000	(c)	3.65	—	04/28/26	991,594
5,000	(c)	3.65	—	05/19/26	4,947,618
4,000	(c)	3.67	—	04/30/26	3,965,345
6,000	(c)(d)	3.68	—	06/02/26	5,928,864
1,000	(c)	3.68	—	10/29/26	974,258
8,000	(c)(d)	3.69	—	03/03/26	7,977,387
11,000	(c)	3.71	—	03/12/26	10,957,745
11,400	(c)	3.76	—	03/19/26	11,343,811
10,000	(c)	3.76	—	06/04/26	9,876,678
8,000	(c)	3.79	—	05/28/26	7,906,211
7,531	(c)	3.80	—	03/24/26	7,492,198
11,000	(c)	3.81	—	05/07/26	10,894,098
18,000	(c)	3.82	—	04/16/26	17,865,175
2,000	(c)	3.82	—	09/03/26	1,956,690

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  January 31, 2026 continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (a)	MATURITY DATE (b)	VALUE
$16,000	(c)	3.83%		—	04/02/26	$15,903,261
7,000	(c)	3.83		—	05/21/26	6,922,165
8,000	(c)	3.84		—	03/26/26	7,957,049
14,000	(c)(d)	3.84		—	03/31/26	13,918,189
11,000	(c)	3.84		—	06/11/26	10,853,846
5,000	(c)	3.86		—	03/17/26	4,977,547
5,000	(c)	3.89		—	07/09/26	4,918,338
4,000	(c)	3.90		—	02/03/26	3,999,578
10,000	(c)	3.90		—	02/05/26	9,996,827
3,000	(c)	3.91		—	02/17/26	2,995,238
9,000	(c)	3.93		—	08/06/26	8,825,776
15,000	(c)	3.94		—	03/05/26	14,950,551
10,000	(c)	3.99		—	05/14/26	9,892,571
9,000	(c)	4.01		—	02/12/26	8,990,264
7,000	(c)	4.07		—	02/26/26	6,981,637
9,000	(c)	4.14		—	02/19/26	8,983,037
	U.S. Treasury Floating Rate Note
2,000	3 Month Treasury Money Market Yield + 0.10%	3.71	(e)	02/02/26	01/31/27	1,999,836
7,000	3 Month Treasury Money Market Yield + 0.10% (d)	3.71	(e)	02/02/26	01/31/28	7,000,065
13,000	3 Month Treasury Money Market Yield + 0.16%	3.77	(e)	02/02/26	04/30/27	13,000,215
22,065	3 Month Treasury Money Market Yield + 0.16%	3.77	(e)	02/02/26	07/31/27	22,056,269
11,000	3 Month Treasury Money Market Yield + 0.18%	3.80	(e)	02/02/26	07/31/26	10,996,210
19,000	3 Month Treasury Money Market Yield + 0.19%	3.80	(e)	02/02/26	10/31/27	19,004,591
8,000	3 Month Treasury Money Market Yield + 0.21%	3.82	(e)	02/02/26	10/31/26	8,000,734
	U.S. Treasury Note
2,000		0.63		—	07/31/26	1,967,150
2,000		0.75		—	03/31/26	1,989,593
2,000		1.13		—	10/31/26	1,962,657
6,000		1.25		—	12/31/26	5,874,591
4,000		1.50		—	08/15/26	3,948,203
6,000		1.50		—	01/31/27	5,882,582
12,000		1.63		—	02/15/26	11,988,988
3,000		1.63		—	05/15/26	2,980,572
1,000		1.88		—	06/30/26	992,466
5,000		2.25		—	02/15/27	4,934,489
3,000		3.50		—	09/30/26	2,995,996
3,000		3.75		—	04/15/26	2,998,146
2,000		3.75		—	08/31/26	1,995,878

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  January 31, 2026 continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (a)	MATURITY DATE (b)	VALUE
$7,000	(d)	4.00%		—	01/15/27	$7,030,076
2,000		4.13		—	06/15/26	1,999,952
4,000		4.13		—	02/28/27	4,023,020
6,000		4.25		—	11/30/26	6,029,653
6,000	(d)	4.38		—	12/15/26	6,036,852
4,000		4.50		—	07/15/26	4,008,221
3,000		4.63		—	02/28/26	3,000,808
2,000		4.63		—	03/15/26	2,000,677
2,000		4.63		—	06/30/26	2,003,329
2,400		4.63		—	09/15/26	2,410,055
4,000		4.63		—	10/15/26	4,025,568
4,000		4.63		—	11/15/26	4,029,609
2,000		4.88		—	04/30/26	2,003,590
2,000		4.88		—	05/31/26	2,005,327
	Total U.S. Treasury Securities (Cost $ 469,547,165)					469,547,165
	U.S. Agency Securities (15.0%)
	Federal Farm Credit Bank
1,000	Federal Reserve Bank Prime Loan Rate - 3.09%	3.66	(e)	02/02/26	11/18/26	999,276
1,000	SOFR + 0.09% (d)	3.74	(e)	02/09/26	02/09/28	1,000,000
1,000	SOFR + 0.12%	3.77	(e)	02/02/26	07/30/27	1,000,000
1,000	SOFR + 0.12%	3.77	(e)	02/02/26	08/27/27	1,000,000
3,000	SOFR + 0.13%	3.78	(e)	02/02/26	09/02/27	3,000,000
2,000	SOFR + 0.13%	3.78	(e)	02/02/26	09/22/27	2,000,000
1,000	SOFR + 0.13%	3.78	(e)	02/02/26	10/22/27	1,000,000
3,000	SOFR + 0.13%	3.78	(e)	02/02/26	11/10/27	3,000,000
2,000	SOFR + 0.14%	3.79	(e)	02/02/26	09/09/26	2,000,000
2,000	SOFR + 0.14%	3.79	(e)	02/02/26	09/25/26	2,000,000
2,000	SOFR + 0.14%	3.79	(e)	02/02/26	11/04/26	2,000,000
1,000	Federal Reserve Bank Prime Loan Rate - 2.96%	3.79	(e)	02/02/26	12/15/27	1,000,000
1,000	Federal Reserve Bank Prime Loan Rate - 2.96%	3.79	(e)	02/02/26	12/22/27	1,000,000
1,000	SOFR + 0.15%	3.80	(e)	02/02/26	11/27/26	1,000,000
2,000	SOFR + 0.15%	3.80	(e)	02/02/26	09/03/27	2,000,000
1,000	SOFR + 0.15%	3.80	(e)	02/02/26	10/01/27	1,000,000
1,000	SOFR + 0.15%	3.80	(e)	02/02/26	10/14/27	1,000,000
1,000	Fed Funds Rate + 0.18%	3.82	(e)	02/02/26	09/23/27	1,000,000
	Federal Home Loan Bank
1,000		3.50		—	12/31/26	968,829
1,000		3.56		—	06/24/26	986,187

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  January 31, 2026 continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (a)	MATURITY DATE (b)	VALUE
$2,000		3.56%		—	06/25/26	$1,972,214
2,000		3.56		—	07/08/26	1,969,693
2,000		3.57		—	06/26/26	1,971,920
1,000		3.57		—	07/15/26	984,098
2,000		3.58		—	04/30/26	1,982,914
3,000		3.58		—	06/17/26	2,960,468
3,000	SOFR - 0.01%	3.64	(e)	02/02/26	02/17/26	2,999,968
2,000	SOFR - 0.01%	3.65	(e)	02/02/26	03/25/26	2,000,000
2,000	SOFR + 0.00%	3.65	(e)	02/02/26	03/25/26	2,000,000
3,000	SOFR + 0.00%	3.65	(e)	02/02/26	04/16/26	3,000,000
3,000	SOFR + 0.00%	3.65	(e)	02/02/26	04/22/26	3,000,000
2,000	SOFR + 0.00%	3.65	(e)	02/02/26	04/24/26	2,000,000
3,000	SOFR + 0.00%	3.65	(e)	02/02/26	04/28/26	3,000,000
2,000	SOFR + 0.00%	3.65	(e)	02/02/26	06/18/26	2,000,000
4,000	SOFR + 0.00%	3.65	(e)	02/02/26	06/23/26	4,000,000
4,000	SOFR + 0.00%	3.65	(e)	02/02/26	06/26/26	4,000,000
1,000	SOFR + 0.00%	3.65	(e)	02/02/26	07/02/26	999,986
3,000	SOFR + 0.01%	3.66	(e)	02/02/26	04/13/26	3,000,000
5,000	SOFR + 0.01%	3.66	(e)	02/02/26	04/15/26	5,000,000
3,000	SOFR + 0.01%	3.66	(e)	02/02/26	05/26/26	3,000,000
1,000		3.66		—	06/10/26	987,211
10,000	SOFR + 0.02%	3.67	(e)	02/02/26	04/06/26	10,000,000
3,000	SOFR + 0.02%	3.67	(e)	02/02/26	06/18/26	3,000,000
1,000	SOFR + 0.11%	3.76	(e)	02/02/26	07/15/27	999,846
2,000		3.77		—	04/14/26	1,985,445
2,000		3.78		—	04/02/26	1,987,872
3,000		3.79		—	03/18/26	2,986,360
3,000		3.80		—	03/20/26	2,985,713
2,000	SOFR + 0.15%	3.80	(e)	02/02/26	11/19/27	2,000,000
3,000		3.81		—	04/01/26	2,981,948
2,000	SOFR + 0.17%	3.82	(e)	02/02/26	09/24/27	2,000,000
2,000		3.83		—	02/23/26	1,995,602
2,000	SOFR + 0.18%	3.83	(e)	02/02/26	09/21/27	2,000,000
2,000		3.84		—	02/12/26	1,997,889
2,000		3.84		—	03/11/26	1,992,260
1,000		3.93		—	08/19/26	979,210
4,000		3.95		—	04/16/26	3,968,772
3,000		3.96		—	02/03/26	2,999,675
4,000		3.97		—	03/04/26	3,987,031

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  January 31, 2026 continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (a)	MATURITY DATE (b)	VALUE
$2,000		3.98%		—	03/03/26	$1,993,717
2,000		4.01		—	02/25/26	1,994,976
2,000		4.02		—	03/06/26	1,993,013
6,000		4.03		—	02/20/26	5,988,157
3,000		4.04		—	02/18/26	2,994,728
3,000		4.05		—	02/09/26	2,997,684
	Federal Home Loan Mortgage Corp.
1,000	SOFR + 0.14%	3.79	(e)	02/02/26	09/22/27	1,000,000
6,000	SOFR + 0.14%	3.79	(e)	02/02/26	10/06/27	6,000,000
	Federal National Mortgage Association
3,000	SOFR + 0.08%	3.73	(e)	02/02/26	01/07/28	3,000,000
2,000	SOFR + 0.09% (d)	3.73	(e)	02/02/26	02/02/28	2,000,000
2,000	SOFR + 0.14%	3.79	(e)	02/02/26	10/23/26	2,000,000
2,000	SOFR + 0.14%	3.79	(e)	02/02/26	11/20/26	2,000,000
4,000	SOFR + 0.14%	3.79	(e)	02/02/26	12/11/26	4,000,000
	Total U.S. Agency Securities (Cost $170,592,662)					170,592,662
	Total Investments (Cost $1,151,139,827) (f)(g)				101.1%	1,151,139,827
	Liabilities in Excess of Other Assets				(1.1)	(12,177,450)
	Net Assets				100.0%	$1,138,962,377

  SOFR  Secured Overnight Financing Rate.

  (a)  Date of next interest rate reset. Principal owed can be recovered on demand on the interest reset date.

  (b)  The date disclosed is the final maturity date.

  (c)  Rate shown is the yield to maturity at January 31, 2026.

  (d)  All or a portion of the security is subject to delayed delivery.

  (e)  Floating or variable rate securities: The rates disclosed are as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

  (g)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  January 31, 2026 continued

Portfolio Composition

CLASSIFICATION	PERCENTAGE OF TOTAL INVESTMENTS
Repurchase Agreements	44.4%
U.S. Treasury Securities	40.8
U.S. Agency Securities	14.8
Total Investments	100.0%

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements

Statement of Assets and Liabilities January 31, 2026

Assets:
Investments in securities, at value (cost $1,151,139,827, including value of repurchase agreements of $511,000,000)	$1,151,139,827
Cash	981,331
Receivable for:
Investments sold	13,861,991
Shares of beneficial interest sold	7,297,348
Interest	2,146,572
Prepaid expenses and other assets	88,464
Total Assets	1,175,515,533
Liabilities:
Payable for:
Investments purchased	29,904,152
Shares of beneficial interest redeemed	6,193,708
Advisory fee	142,746
Shareholder services fee	95,164
Administration fee	47,582
Trustees' fees	33,502
Transfer agency fees	20,513
Accrued expenses and other payables	115,789
Total Liabilities	36,553,156
Net Assets	$1,138,962,377
Composition of Net Assets:
Paid-in-Capital	$1,138,942,401
Total Distributable Earnings	19,976
Net Assets	$1,138,962,377
R Class Shares:
Net Assets	$396,344,275
Shares Outstanding (unlimited shares authorized, $0.01 par value)	396,434,500
Net Asset Value Per Share	$1.00
S Class Shares:
Net Assets	$742,618,102
Shares Outstanding (unlimited shares authorized, $0.01 par value)	742,508,764
Net Asset Value Per Share	$1.00

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements continued

Statement of Operations For the year ended January 31, 2026

Net Investment Income:
Interest Income	$49,722,337
Expenses
Advisory fee (Note 3)	1,765,243
Shareholder services fee (Note 4)	1,176,828
Administration fee (Note 3)	588,414
Professional fees	345,909
Transfer agency fees (Note 5)	119,691
Registration fees	74,411
Custodian fees (Note 6)	39,923
Shareholder reports and notices	32,855
Trustees' fees and expenses	23,264
Other	52,299
Total Expenses	4,218,837
Net Investment Income	45,503,500
Net Realized Gain	43,472
Net Increase in Net Assets Resulting from Operations	$45,546,972

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JANUARY 31, 2026	FOR THE YEAR ENDED JANUARY 31, 2025
Increase (Decrease) in Net Assets: Operations:
Net investment income	$45,503,500	$48,770,662
Net realized gain	43,472	87,977
Net Increase in Net Assets Resulting from Operations	45,546,972	48,858,639
Distributions to Shareholders from:
Net Investment Income
R Class	(16,790,663)	(18,630,836)
S Class	(28,712,837)	(30,139,826)
Total Distributions to Shareholders	(45,503,500)	(48,770,662)
Net increase from transactions in shares of beneficial interest	53,434,104	130,052,994
Net Increase	53,477,576	130,140,971
Net Assets:
Beginning of period	1,085,484,801	955,343,830
End of Period	$1,138,962,377	$1,085,484,801

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  January 31, 2026

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are to seek to provide security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The Fund applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund has issued two classes of shares, R Class and S Class shares. The two classes have the same fees and expenses.

The Fund operates as a "government money market fund," which allows the Fund to continue to seek a stable Net Asset Value ("NAV"). The Fund is exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses and realized and unrealized gains and losses are allocated to each class of shares based upon the relative NAV on the date such items are recognized. Shareholder services fees are charged directly to the respective class.

D. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  January 31, 2026 continued

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by Morgan Stanley Investment Management Inc. (the "Adviser"). The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to the Master Repurchase Agreements, which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H. Segment Reporting — The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. The Fund's President acts as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's financial statements.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  January 31, 2026 continued

liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Repurchase Agreements	$—	$511,000,000	$—	$511,000,000
U.S. Treasury Securities	—	469,547,165	—	469,547,165
U.S. Agency Securities	—	170,592,662	—	170,592,662
Total Assets	$—	$1,151,139,827	$—	$1,151,139,827

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays the Adviser an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.15% to the average daily net assets of the Fund determined as of the close of each business day.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  January 31, 2026 continued

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual rate, accrued daily and paid monthly, of 0.05% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.56% of the average daily net assets of the Fund. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Trustees (the "Trustees") acts to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.

In addition, the Adviser and Administrator have also agreed to waive all or a portion of the Fund's advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense cap of 0.56% due to these additional fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future. This arrangement had no effect during the most recent reporting period.

4. Shareholder Services Plan

Pursuant to a Shareholder Services Plan (the "Plan"), the Fund may pay Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator, as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund for R Class and S Class shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended January 31, 2026, the shareholder services fee was accrued at the annual rate of 0.10%.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  January 31, 2026 continued

The Distributor has agreed to waive all or a portion of the Fund's shareholder services fee and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. The Distributor may discontinue this voluntary fee waiver and/or expense reimbursements at any time in the future. This arrangement had no effect during the most recent reporting period.

5. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended January 31, 2026, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agency fees" in the Statement of Operations, amounted to $13,699.

6. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Transactions with Affiliates

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 under the Act, which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended January 31, 2026, the Fund did not engage in any cross-trade transactions.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  January 31, 2026 continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended January 31, 2026, included in "Trustees' fees and expenses" in the Statement of Operations, amounted to $1,700. At January 31, 2026, the Fund had an accrued pension liability of $33,502, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE YEAR ENDED JANUARY 31, 2026		FOR THE YEAR ENDED JANUARY 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
R CLASS SHARES
Sold	1,645,415,818	$1,645,415,818	1,460,768,753	$1,460,768,753
Reinvestment of dividends	16,790,254	16,790,254	18,510,451	18,510,451
Redeemed	(1,656,084,614)	(1,656,084,614)	(1,479,121,289)	(1,479,121,289)
Net increase — R Class	6,121,458	6,121,458	157,915	157,915
S CLASS SHARES
Sold	807,465,440	807,465,440	753,255,931	753,255,931
Reinvestment of dividends	28,421,867	28,421,867	29,900,175	29,900,175
Redeemed	(788,574,661)	(788,574,661)	(653,261,027)	(653,261,027)
Net increase — S Class	47,312,646	47,312,646	129,895,079	129,895,079
Net increase in Fund	53,434,104	$53,434,104	130,052,994	$130,052,994

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  January 31, 2026 continued

The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of January 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2026 and 2025 was as follows:

2026 DISTRIBUTIONS PAID FROM:		2025 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$45,503,500	$—	$48,770,662	$—

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  January 31, 2026 continued

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended January 31, 2026.

At January 31, 2026, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$128,735	$—

At January 31, 2026, the Fund had available for federal income tax purposes unused short-term capital losses of $38,826 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended January 31, 2026, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $43,472.

10. Market and Geopolitical Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may enter into repurchase agreements under which the Fund sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  January 31, 2026 continued

event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund's investments, which may in turn impact the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund's investments, adversely affect and increase the volatility of the Fund's share price and exacerbate preexisting risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund's investments cannot be predicted.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $250,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended January 31, 2026, the Fund did not have any borrowings under the Facility.

12. Other

At January 31, 2026, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 91.8%.

Morgan Stanley U.S. Government Money Market Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JANUARY 31
	2026	2025	2024		2023		2022
R Class Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	0.039	0.048	0.048		0.017		0.000	(1)
Net realized gain (loss)	0.000 (1)	0.000 (1)	(0.000	)(1)	(0.000	)(1)	0.000	(1)
Total income from investment operations	0.039	0.048	0.048		0.017		0.000	(1)
Less distributions from:
Net investment income	(0.039)	(0.048)	(0.048)		(0.017)		(0.000	)(1)
Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return	3.94%	4.88%	4.93	%(2)	1.70%		0.01%
Ratios to Average Net Assets:
Net expenses	0.36%	0.35%	0.34	%(3)	0.32	%(4)	0.06	%(4)
Net investment income	3.86%	4.78%	4.86	%(3)	1.68	%(4)	0.01	%(4)
Supplemental Data:
Net assets, end of period, in millions	$396	$390	$390		$526		$566

(1)  Amount is less than $0.001.

(2)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of R Class shares.

(3)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for R Class shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2024	0.36%	4.84%

(4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and/or Adviser/Administrator, the net expenses and net investment income (loss) ratios would have been as follows for R Class shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2023	0.36%	1.64%
January 31, 2022	0.36	(0.29)

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31
	2026	2025	2024		2023		2022
S Class Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	0.039	0.048	0.048		0.017		0.000	(1)
Net realized gain (loss)	0.000 (1)	0.000 (1)	(0.000	)(1)	(0.000	)(1)	0.000	(1)
Total income from investment operations	0.039	0.048	0.048		0.017		0.000	(1)
Less distributions from:
Net investment income	(0.039)	(0.048)	(0.048)		(0.017)		(0.000	)(1)
Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return	3.94%	4.88%	4.93	%(2)	1.70%		0.01%
Ratios to Average Net Assets:
Net expenses	0.36%	0.35%	0.34	%(3)	0.32	%(4)	0.06	%(4)
Net investment income	3.86%	4.78%	4.86	%(3)	1.68	%(4)	0.01	%(4)
Supplemental Data:
Net assets, end of period, in millions	$743	$695	$565		$177		$119

(1)  Amount is less than $0.001.

(2)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of S Class shares.

(3)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for S Class shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2024	0.36%	4.84%

(4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and/or Adviser/Administrator, the net expenses and net investment income (loss) ratios would have been as follows for S Class shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2023	0.36%	1.64%
January 31, 2022	0.36	(0.29)

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of
Morgan Stanley U.S. Government Money Market Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Morgan Stanley U.S. Government Money Market Trust (the "Fund"), including the portfolio of investments, as of January 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.

Boston, Massachusetts
March 24, 2026

Morgan Stanley U.S. Government Money Market Trust

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended January 31, 2026.

The Fund designated $45,503,500 of its distributions paid as business interest income.

The Fund designated $45,043,201 of its distributions paid as qualified interest income.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

(This page has been left blank intentionally.)

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2026 Morgan Stanley. Morgan Stanley Distribution, Inc.

DWGXX-NCSR 01.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics For Principal Executive and Senior financial Officers - Not applicable (please see Item 2).

(a)(2)(i)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable

(a)(3)	Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached

(a)(4)	A written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – Not applicable

(a)(5)	Change in the registrant’s independent public accountant – Not applicable

(b)	A certification by the registrant’s principal executive officer and principal financial officer, required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code is attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	March 25, 2026

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	March 25, 2026